Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
8/31/19 (Unaudited)

COMMON STOCKS (89.2%)(a)
	Shares	Value
Advertising and marketing services (0.3%)
Omnicom Group, Inc.(S)	3,390	$257,843

		257,843
Aerospace and defense (1.3%)
Boeing Co. (The)	601	218,818
Dassault Aviation SA (France)	21	29,866
HEICO Corp.	716	103,584
Lockheed Martin Corp.	1,719	660,285
Teledyne Technologies, Inc.(NON)	211	65,112

		1,077,665
Agriculture (0.4%)
Corteva, Inc.(NON)	9,847	288,714

		288,714
Airlines (0.7%)
Delta Air Lines, Inc.	7,817	452,292
Japan Airlines Co., Ltd. (Japan)	3,600	112,353

		564,645
Automotive (0.6%)
Companhia De Locacao das Americas (Brazil)	3,879	51,567
Fiat Chrysler Automobiles NV (Italy)	8,174	106,348
Lear Corp.	863	96,880
Peugeot SA (France)	5,518	123,292
Toyota Motor Corp. (Japan)	100	6,541
Volvo AB (Sweden)	9,344	129,002

		513,630
Banking (5.2%)
ABN AMRO Group NV GDR (Netherlands)	4,719	83,942
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	34,518	81,663
Banco Bilbao Vizcaya Argenta (Spain)	28,280	133,929
Bank Leumi Le-Israel BM (Israel)	10,234	69,728
BNP Paribas SA (France)	3,647	164,478
BOC Hong Kong Holdings, Ltd. (Hong Kong)	13,000	43,668
Citigroup, Inc.	16,544	1,064,606
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	18,543	86,225
Credicorp, Ltd. (Peru)	283	58,615
Hang Seng Bank, Ltd. (Hong Kong)	4,400	91,527
HDFC Bank, Ltd. (India)	2,801	87,224
HSBC Holdings PLC (United Kingdom)	2,468	17,760
Israel Discount Bank, Ltd. Class A (Israel)	18,218	75,826
Itau Unibanco Holding SA ADR (Preference) (Brazil)	4,216	34,740
JPMorgan Chase & Co.	14,240	1,564,406
KBC Groep NV (Belgium)	943	54,556
Moneta Money Bank AS (Czech Republic)	10,504	33,973
Popular, Inc. (Puerto Rico)	947	49,784
Sberbank of Russia PJSC ADR (Russia)	2,622	35,935
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,707	154,107
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,100	35,889
Wells Fargo & Co.	2,383	110,976
Wintrust Financial Corp.	614	38,578

		4,172,135
Beverage (2.5%)
Carlsberg A/S Class B (Denmark)	649	95,802
Coca-Cola Co. (The)	18,022	991,931
Coca-Cola European Partners PLC (United Kingdom)	565	31,832
Coca-Cola HBC AG (Switzerland)	699	23,220
Fomento Economico Mexicano SAB de CV ADR (Mexico)	620	56,643
Grape King Bio, Ltd. (Taiwan)	5,000	30,699
PepsiCo, Inc.	5,139	702,655
Wuliangye Yibin Co., Ltd. Class A (China)	1,900	37,606

		1,970,388
Biotechnology (1.5%)
Amgen, Inc.	3,363	701,589
Biogen, Inc.(NON)	1,352	297,102
Gilead Sciences, Inc.	3,506	222,771

		1,221,462
Broadcasting (0.3%)
Discovery, Inc. Class A(NON)(S)	5,280	145,728
Liberty Media Corp.-Liberty SiriusXM Class A(NON)	1,054	42,676
Sinclair Broadcast Group, Inc. Class A	1,628	72,560

		260,964
Cable television (1.2%)
Altice USA, Inc. Class A(NON)	1,436	41,472
Comcast Corp. Class A	21,115	934,550

		976,022
Chemicals (1.2%)
Arkema SA (France)	697	61,099
Axalta Coating Systems, Ltd.(NON)	2,925	84,474
Celanese Corp.	533	60,426
CF Industries Holdings, Inc.	4,077	196,471
Covestro AG (Germany)	2,755	124,718
Huntsman Corp.	4,995	99,500
LyondellBasell Industries NV Class A	403	31,184
Mitsubishi Gas Chemical Co., Inc. (Japan)	200	2,400
NewMarket Corp.	74	35,132
Shin-Etsu Chemical Co., Ltd. (Japan)	1,200	120,755
Tosoh Corp. (Japan)	3,600	46,105
UPL, Ltd. (India)	5,452	42,985
W.R. Grace & Co.	464	31,417

		936,666
Commercial and consumer services (3.4%)
Automatic Data Processing, Inc.	3,062	520,050
Booking Holdings, Inc.(NON)	199	391,316
CK Hutchison Holdings, Ltd. (Hong Kong)	6,000	52,047
CoStar Group, Inc.(NON)	95	58,413
Ctrip.com International, Ltd. ADR (China)(NON)	1,323	42,839
Expedia, Inc.	2,382	309,898
Fu Shou Yuan International Group, Ltd. (China)	55,000	53,139
Macquarie Infrastructure Co., LLC	868	32,828
Nielsen Holdings PLC	3,942	81,836
PayPal Holdings, Inc.(NON)	10,396	1,133,684
ServiceMaster Global Holdings, Inc.(NON)	859	48,997

		2,725,047
Communications equipment (1.4%)
Cisco Systems, Inc.	24,056	1,126,061

		1,126,061
Computers (2.8%)
Apple, Inc.	6,039	1,260,581
Aspen Technology, Inc.(NON)	899	119,747
CDW Corp. of Delaware	1,214	140,217
Dell Technologies, Inc. Class C(NON)	2,852	146,964
Fortinet, Inc.(NON)	3,337	264,224
Fujitsu, Ltd. (Japan)	400	30,916
Nuance Communications, Inc.(NON)	2,075	34,881
Otsuka Corp. (Japan)	1,700	63,019
ServiceNow, Inc.(NON)	558	146,107

		2,206,656
Conglomerates (0.7%)
AMETEK, Inc.	1,760	151,237
Danaher Corp.	2,485	353,094
Mitsui & Co., Ltd. (Japan)	4,100	64,077

		568,408
Construction (0.6%)
Armstrong World Industries, Inc.	520	49,644
China Lesso Group Holdings, Ltd. (China)	43,000	41,140
CRH PLC (Ireland)	1,816	60,435
CTCI Corp. (Taiwan)	8,000	11,151
HeidelbergCement AG (Germany)	1,203	83,349
HOCHTIEF AG (Germany)	379	41,217
Kajima Corp. (Japan)	3,600	43,728
Mota-Engil SGPS SA (Portugal)	8,915	18,557
Taisei Corp. (Japan)	2,200	77,729
Wijaya Karya Persero Tbk PT (Indonesia)	86,900	13,484

		440,434
Consumer cyclicals (0.1%)
Genting Bhd (Singapore)	85,000	54,358

		54,358
Consumer finance (1.2%)
Capital One Financial Corp.	3,379	292,689
Chailease Holding Co., Ltd. (Taiwan)	13,803	54,634
Discover Financial Services	3,112	248,867
Housing Development Finance Corp., Ltd. (HDFC) (India)	3,172	96,129
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,500	18,875
Synchrony Financial	8,094	259,413

		970,607
Consumer goods (1.7%)
Essity AB Class B (Sweden)	3,652	113,899
L'Oreal SA (France)	518	141,530
LG Household & Health Care, Ltd. (South Korea)	55	53,530
Procter & Gamble Co. (The)	5,818	699,498
Unilever NV (Netherlands)	2,260	140,189
Unilever PLC (United Kingdom)	2,991	189,106

		1,337,752
Consumer services (0.3%)
AfreecaTV Co., Ltd. (South Korea)	945	47,429
Ashtead Group PLC (United Kingdom)	4,802	132,696
Rakuten, Inc. (Japan)	4,700	44,102

		224,227
Containers (0.3%)
Ball Corp.	1,368	110,001
Berry Plastics Group, Inc.(NON)	2,202	86,186

		196,187
Distribution (0.7%)
ITOCHU Corp. (Japan)	7,400	147,362
Sysco Corp.	4,827	358,791
US Foods Holding Corp.(NON)	2,295	92,833

		598,986
Electric utilities (2.2%)
AES Corp.	9,126	139,902
CenterPoint Energy, Inc.	6,249	173,035
CIA Paranaense de Energia-Copel (Preference shares) (Brazil)	4,391	55,245
CLP Holdings, Ltd. (Hong Kong)	4,000	41,073
Consolidated Edison, Inc.	384	34,138
E.ON SE (Germany)	11,564	107,458
Enel SpA (Italy)	24,560	177,990
Evergy, Inc.	2,120	137,800
Exelon Corp.	8,805	416,124
Inter RAO UES PJSC (Russia)	666,997	42,957
Pinnacle West Capital Corp.	1,437	136,960
Public Service Enterprise Group, Inc.	4,578	276,832

		1,739,514
Electrical equipment (1.0%)
Emerson Electric Co.	3,198	190,569
Honeywell International, Inc.	3,472	571,561
KEI Industries, Ltd. (India)	5,504	36,181

		798,311
Electronics (3.0%)
Agilent Technologies, Inc.	3,681	261,756
Broadcom, Inc.	1,243	351,322
Brother Industries, Ltd. (Japan)	900	15,594
Garmin, Ltd.	1,179	96,171
Hoya Corp. (Japan)	1,900	154,393
Keysight Technologies, Inc.(NON)	1,909	184,906
Koninklijke Philips NV (Netherlands)	3,443	162,278
MediaTek, Inc. (Taiwan)	8,000	93,466
nVent Electric PLC (United Kingdom)	1,668	33,794
Qualcomm, Inc.	3,723	289,538
Samsung Electronics Co., Ltd. (South Korea)	6,445	234,079
Sino-American Silicon Products, Inc. (Taiwan)	18,000	42,468
STMicroelectronics NV (France)	344	6,096
Xilinx, Inc.	4,367	454,430

		2,380,291
Energy (oil field) (—%)
Hilong Holding, Ltd. (China)	156,000	17,460

		17,460
Engineering and construction (0.2%)
ACS Actividades de Construccion y Servicios SA (Spain)	2,293	86,617
China Railway Group, Ltd. Class H (China)	60,000	39,163
Obayashi Corp. (Japan)	3,600	33,114
Samsung Engineering Co., Ltd. (South Korea)(NON)	2,636	33,726

		192,620
Environmental (—%)
Clean TeQ Holdings, Ltd. (Australia)(NON)(S)	132,945	30,845

		30,845
Financial (0.8%)
3i Group PLC (United Kingdom)	6,032	80,480
Ally Financial, Inc.	2,181	68,374
Deutsche Boerse AG (Germany)	286	42,041
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	1,300	39,582
LPL Financial Holdings, Inc.	758	56,812
MGIC Investment Corp.(NON)	5,817	73,585
ORIX Corp. (Japan)	9,400	138,956
Partners Group Holding AG (Switzerland)	167	135,422

		635,252
Food (2.0%)
Associated British Foods PLC (United Kingdom)	3,008	83,122
Dino Polska SA (Poland)(NON)	958	37,012
Hershey Co. (The)	1,723	273,061
Jeronimo Martins SGPS SA (Portugal)	3,359	55,413
Mondelez International, Inc. Class A	8,987	496,262
Nestle India, Ltd. (India)	253	45,587
Nestle SA (Switzerland)	1,889	211,850
Post Holdings, Inc.(NON)	705	70,281
Tesco PLC (United Kingdom)	53,729	143,307
WH Group, Ltd. (Hong Kong)	99,500	79,302
Wilmar International, Ltd. (Singapore)	11,700	32,071
X5 Retail Group NV GDR (Russia)	1,725	59,375

		1,586,643
Forest products and packaging (0.1%)
Packaging Corp. of America	925	93,037

		93,037
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	6,388	127,830
Las Vegas Sands Corp.	2,462	136,567

		264,397
Health-care services (1.1%)
Alfresa Holdings Corp. (Japan)	1,600	36,149
AmerisourceBergen Corp.	1,465	120,526
Cardinal Health, Inc.	3,935	169,717
Charles River Laboratories International, Inc.(NON)	397	52,086
Chemed Corp.	187	80,303
Encompass Health Corp.	860	52,279
McKesson Corp.	2,219	306,821
Suzuken Co., Ltd. (Japan)	700	37,560

		855,441
Homebuilding (0.2%)
Berkeley Group Holdings PLC (The) (United Kingdom)	590	28,121
Daiwa House Industry Co., Ltd. (Japan)	1,700	53,236
PulteGroup, Inc.	1,410	47,658
Taylor Wimpey PLC (United Kingdom)	21,089	37,452

		166,467
Household furniture and appliances (—%)
Haier Smart Home Co., Ltd. Class A (China)	17,800	39,590

		39,590
Industrial (0.1%)
HD Supply Holdings, Inc.(NON)	2,857	111,166

		111,166
Insurance (3.3%)
Aflac, Inc.	4,453	223,452
AIA Group, Ltd. (Hong Kong)	7,800	75,518
Allianz SE (Germany)	893	196,781
Allstate Corp. (The)	1,782	182,459
American Financial Group, Inc.	492	49,677
Athene Holding, Ltd. Class A (Bermuda)(NON)	2,133	82,888
Aviva PLC (United Kingdom)	26,039	112,194
Axis Capital Holdings, Ltd.	563	34,563
Baloise Holding AG (Switzerland)	378	64,429
Everest Re Group, Ltd.	335	79,020
Hartford Financial Services Group, Inc. (The)	3,579	208,584
IRB Brasil Resseguros SA (Brazil)	2,467	64,639
Legal & General Group PLC (United Kingdom)	42,706	114,114
Lincoln National Corp.	2,664	140,872
MetLife, Inc.	9,357	414,515
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	14,000	159,560
Prudential Financial, Inc.	3,169	253,805
Reinsurance Group of America, Inc.	453	69,748
Swiss Life Holding AG (Switzerland)	60	28,450
Unum Group	3,007	76,408
Zurich Insurance Group AG (Switzerland)	43	15,301

		2,646,977
Investment banking/Brokerage (1.5%)
Ameriprise Financial, Inc.	1,767	227,908
E*Trade Financial Corp.	4,800	200,352
Goldman Sachs Group, Inc. (The)	1,073	218,795
Investor AB Class B (Sweden)	1,987	93,169
Morgan Stanley	9,412	390,504
Raymond James Financial, Inc.	1,157	90,836

		1,221,564
Lodging/Tourism (0.4%)
Extended Stay America, Inc. (Units)	3,018	42,403
Hilton Worldwide Holdings, Inc.	2,908	268,612

		311,015
Machinery (0.9%)
Cummins, Inc.	2,067	308,541
Curtiss-Wright Corp.	235	28,820
Hitachi, Ltd. (Japan)	4,300	146,599
Roper Technologies, Inc.	300	110,028
Sandvik AB (Sweden)	8,302	119,057

		713,045
Manufacturing (0.6%)
Dover Corp.	1,279	119,893
Ingersoll-Rand PLC	2,789	337,720

		457,613
Media (0.1%)
Interpublic Group of Cos., Inc. (The)	3,968	78,884

		78,884
Medical technology (3.0%)
Abbott Laboratories	8,986	766,686
Dentsply Sirona, Inc.	2,022	105,447
Hill-Rom Holdings, Inc.	709	76,345
Hologic, Inc.(NON)	1,901	93,852
i-SENS, Inc. (South Korea)	1,121	26,280
Masimo Corp.(NON)	689	105,589
Medtronic PLC	7,688	829,458
Sartorius Stedim Biotech (France)	233	36,056
Thermo Fisher Scientific, Inc.	439	126,019
Zimmer Biomet Holdings, Inc.	1,736	241,651

		2,407,383
Metals (0.9%)
Anglo American PLC (United Kingdom)	4,457	96,220
Anglo American PLC (United Kingdom)	2,338	50,500
BHP Billiton PLC (United Kingdom)	3,566	76,932
BHP Billiton, Ltd. (Australia)	2,510	61,813
Boliden AB (Sweden)	783	17,312
Cobalt 27 Capital Corp. (Canada)(NON)	9,580	27,774
Fortescue Metals Group, Ltd. (Australia)	11,195	60,153
Glencore PLC (United Kingdom)	740	2,134
Ivanhoe Mines, Ltd. Class A (Canada)(NON)	17,643	49,295
Rio Tinto PLC (United Kingdom)	3,293	166,267
Rio Tinto, Ltd. (Australia)	206	12,191
Steel Dynamics, Inc.	3,407	91,989

		712,580
Natural gas utilities (0.5%)
Eni SpA (Italy)	8,726	131,195
Kinder Morgan, Inc.	8,115	164,491
Snam SpA (Italy)	9,716	49,110
UGI Corp.	635	30,905

		375,701
Office equipment and supplies (0.1%)
Avery Dennison Corp.	691	79,859

		79,859
Oil and gas (4.2%)
Chevron Corp.	10,654	1,254,189
CNOOC, Ltd. (China)	50,000	74,173
ConocoPhillips	9,925	517,887
Equinor ASA (Norway)	5,805	99,254
Exxon Mobil Corp.	1,074	73,548
Geopark, Ltd. (Colombia)(NON)	1,821	31,212
JX Holdings, Inc. (Japan)	2,600	10,752
Lukoil PJSC ADR (Russia)	1,372	110,226
MOL Hungarian Oil & Gas PLC (Hungary)	5,180	50,667
OMV AG (Austria)	1,251	63,810
Petroleo Brasileiro SA - Petrobras ADR (Brazil)	6,389	86,571
Phillips 66	3,822	376,964
PTT Exploration & Production PCL (Thailand)	9,800	39,908
Royal Dutch Shell PLC Class B (United Kingdom)	11,190	308,402
Santos, Ltd. (Australia)	10,631	51,532
Valero Energy Corp.	2,320	174,650

		3,323,745
Pharmaceuticals (4.7%)
AbbVie, Inc.	4,292	282,156
Allergan PLC	1,140	182,081
Astellas Pharma, Inc. (Japan)	8,700	120,318
Bristol-Myers Squibb Co.	1,121	53,886
Eli Lilly & Co.	2,117	239,157
GlaxoSmithKline PLC (United Kingdom)	5,633	117,317
Ipsen SA (France)	239	25,112
Jazz Pharmaceuticals PLC(NON)	257	32,935
Johnson & Johnson	5,409	694,299
Merck & Co., Inc.	8,170	706,460
Novartis AG (Switzerland)	2,246	201,987
Novo Nordisk A/S Class B (Denmark)	4,020	208,746
Pfizer, Inc.	7,699	273,699
Roche Holding AG (Switzerland)	1,071	292,814
Shionogi & Co., Ltd. (Japan)	2,400	128,447
UCB SA (Belgium)	787	58,765
Zoetis, Inc.	967	122,248

		3,740,427
Photography/Imaging (0.1%)
FUJIFILM Holdings Corp. (Japan)	1,900	81,235

		81,235
Power producers (0.4%)
NRG Energy, Inc.	4,113	149,713
Vistra Energy Corp.	7,605	189,745

		339,458
Publishing (0.2%)
News Corp. Class A	2,811	38,651
Wolters Kluwer NV (Netherlands)	1,828	131,634

		170,285
Railroads (1.1%)
Aurizon Holdings, Ltd. (Australia)	22,214	88,312
Norfolk Southern Corp.	1,578	274,651
Union Pacific Corp.	2,788	451,544
West Japan Railway Co. (Japan)	700	58,927

		873,434
Real estate (3.4%)
A-Living Services Co., Ltd. (China)	31,750	61,794
AGNC Investment Corp.(R)	8,165	121,414
Annaly Capital Management, Inc.(R)	16,252	134,892
Apartment Investment & Management Co. Class A(R)	1,109	56,559
Apple Hospitality REIT, Inc.(R)	2,275	36,241
AvalonBay Communities, Inc.(R)	737	156,657
Ayala Land, Inc. (Philippines)	41,200	37,402
Barratt Developments PLC (United Kingdom)	1,450	11,158
Brixmor Property Group, Inc.(R)	4,944	91,118
Brookfield Property REIT, Inc. Class A(R)	1,958	36,850
Camden Property Trust(R)	740	80,105
CBRE Group, Inc. Class A(NON)	2,494	130,361
Cheung Kong Property Holdings, Ltd. (Hong Kong)	18,000	121,480
Chimera Investment Corp.(R)	1,693	32,286
China Overseas Land & Investment, Ltd. (China)	14,000	44,082
Douglas Emmett, Inc.(R)	999	42,158
Duke Realty Corp.(R)	3,061	101,839
Federal Realty Investment Trust(R)	475	61,375
Gaming and Leisure Properties, Inc.(R)	1,827	71,472
Goodman Group (Australia)(R)	5,339	52,227
Healthcare Trust of America, Inc. Class A(R)	2,402	68,121
Henderson Land Development Co., Ltd. (Hong Kong)	15,900	73,791
Invitation Homes, Inc.(R)	4,416	127,004
Jones Lang LaSalle, Inc.	472	63,272
Kerry Properties, Ltd. (Hong Kong)	2,500	8,406
Liberty Property Trust(R)	1,163	60,616
Logan Property Holdings Co., Ltd. (China)	30,000	42,131
Medical Properties Trust, Inc.(R)	5,275	98,062
New Residential Investment Corp.(R)	6,357	89,443
Outfront Media, Inc.(R)	1,730	47,540
Persimmon PLC (United Kingdom)	4,288	99,266
Sekisui House, Ltd. (Japan)	800	14,178
STORE Capital Corp.(R)	2,594	97,949
Sun Communities, Inc.(R)	507	74,935
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,500	49,397
Swire Properties, Ltd. (Hong Kong)	3,800	12,437
Two Harbors Investment Corp.(R)	3,374	42,614
VICI Properties, Inc.(R)(S)	4,924	109,116
Weingarten Realty Investors(R)	1,277	33,828

		2,693,576
Regional Bells (0.1%)
AT&T, Inc.	2,102	74,117

		74,117
Restaurants (1.7%)
Darden Restaurants, Inc.	1,956	236,637
Jubilant Foodworks, Ltd. (India)	2,318	38,540
Starbucks Corp.	10,960	1,058,298

		1,333,475
Retail (4.5%)
Amazon.com, Inc.(NON)	1,059	1,881,091
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	7,329	39,468
Best Buy Co., Inc.	4,810	306,157
Harvey Norman Holdings, Ltd. (Australia)	9,872	29,157
Home Depot, Inc. (The)	972	221,529
KAR Auction Services, Inc.	1,763	46,825
Lowe's Cos., Inc.	3,541	397,300
Poya International Co., Ltd. (Taiwan)	3,030	40,181
Tapestry, Inc.	941	19,432
Walmart, Inc.	4,599	525,482
Wilcon Depot, Inc. (Philippines)	159,600	51,810
Woolworths Group, Ltd. (Australia)	2,484	63,240

		3,621,672
Semiconductor (0.8%)
KLA Corp.	1,844	272,728
Lam Research Corp.	502	105,676
Maxim Integrated Products, Inc.	638	34,797
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	24,000	197,669

		610,870
Shipping (0.1%)
Yangzijiang Shipbuilding Holdings, Ltd. (China)	70,500	46,078

		46,078
Software (6.0%)
Adobe, Inc.(NON)	3,312	942,297
Black Knight, Inc.(NON)	1,127	70,156
Cadence Design Systems, Inc.(NON)	2,990	204,755
DouYu International Holdings, Ltd. ADR (China)(NON)	2,658	25,145
F5 Networks, Inc.(NON)	1,147	147,653
Intuit, Inc.	2,215	638,717
Microsoft Corp.	9,317	1,284,442
NetEase, Inc. ADR (China)	229	58,395
Nexon Co., Ltd. (Japan)(NON)	6,900	92,782
NTT Data Corp. (Japan)	2,200	28,341
Oracle Corp.	19,045	991,483
Veeva Systems, Inc. Class A(NON)	2,104	337,440

		4,821,606
Technology (0.1%)
SoftBank Group Corp. (Japan)	1,500	67,855

		67,855
Technology services (6.0%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	1,745	305,427
Alphabet, Inc. Class A(NON)	1,838	2,188,194
Capgemini SE (France)	639	76,655
eBay, Inc.	10,871	437,993
Facebook, Inc. Class A(NON)	552	102,490
Fair Isaac Corp.(NON)	270	95,234
Genpact, Ltd.	1,304	53,412
IBM Corp.	3,124	423,396
Infosys, Ltd. (India)	7,287	83,107
Leidos Holdings, Inc.	1,399	122,217
Naspers, Ltd. Class N (South Africa)	523	119,083
Naspers, Ltd. ADR Class N (South Africa)	548	24,797
Nomura Research Institute, Ltd. (Japan)	3,000	59,612
Proofpoint, Inc.(NON)	685	77,823
Tencent Holdings, Ltd. (China)	5,600	230,635
Tencent Holdings, Ltd. ADR (China)	832	34,337
Xerox Holdings Corp.	3,704	107,379
Yandex NV Class A (Russia)(NON)	1,381	51,235
Zebra Technologies Corp. Class A(NON)	1,078	221,022

		4,814,048
Telecommunications (1.0%)
BT Group PLC (United Kingdom)	34,486	69,507
Crown Castle International Corp.(R)	2,357	342,166
Equinix, Inc.(R)	127	70,648
Eutelsat Communications SA (France)	761	13,231
Hikari Tsushin, Inc. (Japan)	300	70,221
Juniper Networks, Inc.	3,690	85,460
Safaricom PLC (Kenya)	150,852	40,883
Telstra Corp., Ltd. (Australia)	48,670	122,040

		814,156
Telephone (2.1%)
Deutsche Telekom AG (Germany)	7,410	123,593
KDDI Corp. (Japan)	6,200	165,306
Nippon Telegraph & Telephone Corp. (Japan)	1,900	91,071
Telephone & Data Systems, Inc.	1,614	40,673
Verizon Communications, Inc.	21,301	1,238,866

		1,659,509
Textiles (0.3%)
Hermes International (France)	181	123,534
Kering SA (France)	259	125,362
Shenzhou International Group Holdings, Ltd. (China)	2,200	29,730

		278,626
Tire and rubber (0.2%)
Bridgestone Corp. (Japan)	300	11,427
Compagnie Generale des Etablissements Michelin SCA (France)	1,044	109,692

		121,119
Tobacco (0.2%)
British American Tobacco PLC (United Kingdom)	2,018	70,718
Imperial Brands PLC (United Kingdom)	3,080	79,621

		150,339
Toys (0.1%)
Nintendo Co., Ltd. (Japan)	300	113,552

		113,552
Transportation services (0.3%)
Aena SME SA (Spain)	647	116,618
Deutsche Post AG (Germany)	3,069	100,852
Kamigumi Co., Ltd. (Japan)	700	16,421

		233,891
Trucks and parts (0.2%)
Allison Transmission Holdings, Inc.	1,951	86,683
Faurecia SA (France)	1,980	86,501

		173,184
Waste Management (0.7%)
Republic Services, Inc.	1,472	131,376
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	10,000	83,183
Waste Management, Inc.	2,905	346,700

		561,259

Total common stocks (cost $62,087,480)		$71,322,028

INVESTMENT COMPANIES (1.4%)(a)
	Shares	Value
iShares MSCI EAFE ETF(S)	2,000	$126,420
iShares MSCI Emerging Markets ETF(S)	1,904	76,522
SPDR S&P 500 ETF Trust(S)	2,829	827,341
SPDR S&P MidCap 400 ETF Trust	326	111,864

Total investment companies (cost $1,146,418)		$1,142,147

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	12/16/21	$0.00	2,208	$60,871
Guangzhou Baiyun International Airport 144A (China)	4/10/20	0.00	14,400	37,686
Jarir Marketing Co. 144A (Saudi Arabia)	1/20/22	0.00	889	36,834
National Bank of Kuwait SAKP 144A (Kuwait)	1/16/20	0.00	17,363	56,649
United International Transportation Co. 144A (Saudi Arabia)	12/9/21	0.00	4,048	34,537

Total warrants (cost $202,557)				$226,577

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	$625,265	AUD	928,450	$14,186
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	625,265	AUD	928,450	14,186
UBS AG
iShares MSCI Emerging Markets (Put)	Oct-19/$40.50	1,122,266		$27,924	33,647

Total purchased options outstanding (cost $47,540)					$62,019

SHORT-TERM INVESTMENTS (10.5%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.64%(AFF)	Shares	1,386,968	$1,386,968
Putnam Short Term Investment Fund 2.19%(AFF)	Shares	6,747,957	6,747,957
U.S. Treasury Bills 1.892%, 11/21/19(SEG)		$128,000	127,456
U.S. Treasury Bills 1.977%, 11/14/19(SEG)		25,000	24,903
U.S. Treasury Bills 2.047%, 12/12/19(SEG)		108,000	107,433

Total short-term investments (cost $8,394,682)			$8,394,717
TOTAL INVESTMENTS

Total investments (cost $71,878,677)			$81,147,488

	FORWARD CURRENCY CONTRACTS at 8/31/19 (aggregate face value $11,505,608) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$132,704	$140,573	$(7,869)
		Brazilian Real	Buy	10/2/19	73,491	82,631	(9,140)
		British Pound	Buy	9/18/19	94,969	101,443	(6,474)
		Canadian Dollar	Buy	10/16/19	65,162	66,278	(1,116)
		Euro	Buy	9/18/19	659,048	677,662	(18,614)
		Mexican Peso	Buy	10/16/19	80,525	83,099	(2,574)
		New Zealand Dollar	Sell	10/16/19	37,157	37,025	(132)
		Norwegian Krone	Buy	9/18/19	78,057	78,303	(246)
		Norwegian Krone	Sell	9/18/19	78,057	79,429	1,372
		Russian Ruble	Buy	9/18/19	79,638	83,572	(3,934)
		Swedish Krona	Sell	9/18/19	22,477	23,482	1,005
	Barclays Bank PLC
		Canadian Dollar	Sell	10/16/19	143,700	146,010	2,310
		Euro	Buy	9/18/19	91,541	90,243	1,298
		Hong Kong Dollar	Sell	11/20/19	173,469	173,893	424
		Japanese Yen	Buy	11/20/19	77,306	77,457	(151)
		New Zealand Dollar	Sell	10/16/19	80,747	85,578	4,831
		Norwegian Krone	Buy	9/18/19	185,153	196,370	(11,217)
		Swedish Krona	Buy	9/18/19	53,920	55,300	(1,380)
		Swedish Krona	Sell	9/18/19	53,920	54,222	302
		Swiss Franc	Buy	9/18/19	136,470	136,490	(20)
	Citibank, N.A.
		Australian Dollar	Sell	10/16/19	40,728	42,376	1,648
		Brazilian Real	Buy	10/2/19	1,350	6,622	(5,272)
		British Pound	Buy	9/18/19	80,480	80,723	(243)
		British Pound	Sell	9/18/19	80,480	80,399	(81)
		Canadian Dollar	Buy	10/16/19	80,268	81,999	(1,731)
		Danish Krone	Sell	9/18/19	38,322	39,322	1,000
		Euro	Buy	9/18/19	79,548	82,448	(2,900)
		Euro	Sell	9/18/19	79,548	80,098	550
		Japanese Yen	Buy	11/20/19	778,740	770,212	8,528
		New Zealand Dollar	Sell	10/16/19	40,500	42,934	2,434
		Norwegian Krone	Buy	9/18/19	52,269	54,761	(2,492)
		Norwegian Krone	Sell	9/18/19	52,269	52,431	162
	Credit Suisse International
		Australian Dollar	Buy	10/16/19	79,973	80,012	(39)
		Canadian Dollar	Sell	10/16/19	78,013	78,525	512
		Euro	Buy	9/18/19	81,858	84,935	(3,077)
		Euro	Sell	9/18/19	81,858	84,926	3,068
	Goldman Sachs International
		Australian Dollar	Sell	10/16/19	118,881	124,154	5,273
		Euro	Buy	9/18/19	80,428	83,162	(2,734)
		Euro	Sell	9/18/19	80,428	81,595	1,167
		Indian Rupee	Buy	11/20/19	82,277	83,983	(1,706)
		Indonesian Rupiah	Buy	11/20/19	79,336	77,357	1,979
		Japanese Yen	Buy	11/20/19	999	984	15
		New Taiwan Dollar	Sell	11/20/19	168,328	168,043	(285)
		New Zealand Dollar	Sell	10/16/19	200,983	204,965	3,982
		Norwegian Krone	Buy	9/18/19	110,279	117,352	(7,073)
		Russian Ruble	Buy	9/18/19	79,638	83,382	(3,744)
		South Korean Won	Sell	11/20/19	162,020	169,768	7,748
		Swedish Krona	Sell	9/18/19	169,683	179,005	9,322
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/19	10,520	10,370	150
		British Pound	Buy	9/18/19	5,601	8,314	(2,713)
		Chinese Yuan (Offshore)	Buy	11/20/19	163,106	167,684	(4,578)
		Euro	Buy	9/18/19	351,086	357,074	(5,988)
		Indonesian Rupiah	Buy	11/20/19	4,320	4,942	(622)
		Japanese Yen	Buy	11/20/19	11,911	12,499	(588)
		New Zealand Dollar	Buy	10/16/19	2,524	5,164	(2,640)
		Norwegian Krone	Buy	9/18/19	156,103	156,599	(496)
		Norwegian Krone	Sell	9/18/19	156,103	158,770	2,667
		South Korean Won	Sell	11/20/19	81,010	85,178	4,168
		Swedish Krona	Sell	9/18/19	78,457	81,533	3,076
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/19	82,199	88,029	(5,830)
		British Pound	Buy	9/18/19	6,210	6,479	(269)
		British Pound	Sell	9/18/19	6,210	6,228	18
		Canadian Dollar	Sell	10/16/19	166,623	169,303	2,680
		Euro	Buy	9/18/19	319,072	321,300	(2,228)
		Euro	Sell	9/18/19	319,072	326,704	7,632
		Japanese Yen	Sell	11/20/19	79,439	79,322	(117)
		Mexican Peso	Buy	10/16/19	2,873	4,575	(1,702)
		New Zealand Dollar	Sell	10/16/19	195,433	204,041	8,608
		Norwegian Krone	Sell	9/18/19	49,820	50,821	1,001
		Singapore Dollar	Buy	11/20/19	194,379	196,859	(2,480)
		South Korean Won	Buy	11/20/19	204,097	205,426	(1,329)
		Swedish Krona	Buy	9/18/19	51,757	51,403	354
		Swiss Franc	Buy	9/18/19	262,722	262,841	(119)
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	266,216	276,275	(10,059)
		Canadian Dollar	Buy	10/16/19	80,268	81,907	(1,639)
		Euro	Sell	9/18/19	79,217	83,145	3,928
		Indian Rupee	Buy	11/20/19	81,490	83,149	(1,659)
		Japanese Yen	Buy	11/20/19	158,431	159,725	(1,294)
		New Taiwan Dollar	Sell	11/20/19	62,285	60,529	(1,756)
		Norwegian Krone	Buy	9/18/19	108,248	114,015	(5,767)
		Norwegian Krone	Sell	9/18/19	108,248	108,583	335
		Swedish Krona	Sell	9/18/19	81,088	85,951	4,863
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/16/19	151,382	152,775	1,393
		British Pound	Buy	9/18/19	79,871	80,111	(240)
		British Pound	Sell	9/18/19	79,871	79,397	(474)
		Canadian Dollar	Buy	10/16/19	41,937	42,675	(738)
		Euro	Buy	9/18/19	245,575	250,501	(4,926)
		Euro	Sell	9/18/19	245,575	247,538	1,963
		Japanese Yen	Buy	11/20/19	109,701	110,958	(1,257)
		New Zealand Dollar	Sell	10/16/19	10,156	10,764	608
		Norwegian Krone	Buy	9/18/19	11,857	19,851	(7,994)
		Swedish Krona	Sell	9/18/19	130,399	136,075	5,676
	UBS AG
		Australian Dollar	Buy	10/16/19	85,164	88,584	(3,420)
		British Pound	Buy	9/18/19	77,801	78,152	(351)
		British Pound	Sell	9/18/19	77,801	78,030	229
		Euro	Buy	9/18/19	79,328	80,907	(1,579)
		Euro	Sell	9/18/19	79,328	79,875	547
		Japanese Yen	Sell	11/20/19	72,172	71,115	(1,057)
		Swedish Krona	Sell	9/18/19	78,141	81,553	3,412
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/19	149,427	154,625	(5,198)
		Canadian Dollar	Buy	10/16/19	1,728	1,852	(124)

	Unrealized appreciation						112,238

	Unrealized (depreciation)						(175,475)

	Total						$(63,237)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	65	$4,858,228	$4,856,150	Sep-19	$(111,356)
S&P 500 Index E-Mini (Long)	7	1,024,261	1,023,680	Sep-19	10,509

Unrealized appreciation					10,509

Unrealized (depreciation)					(111,356)

Total					$(100,847)

WRITTEN OPTIONS OUTSTANDING at 8/31/19 (premiums $26,956) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 66.00	$937,914	AUD	1,392,700	$8,844
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 66.00	937,914	AUD	1,392,700	8,844
UBS AG
iShares MSCI Emerging Markets (Put)	Oct-19/$38.50	1,122,266		$27,924	15,361

Total					$33,049

	Key to holding's currency abbreviations
AUD	Australian Dollar
JPY	Japanese Yen
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $79,986,577.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$685,922	$3,006,193	$2,305,147	$2,131	$1,386,968
	Putnam Short Term Investment Fund**	6,727,586	7,867,757	7,847,386	39,309	6,747,957

	Total Short-term investments	$7,413,508	$10,873,950	$10,152,533	$41,440	$8,134,925
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,386,968, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,358,093.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $259,714.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $709,886 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.3%
	Japan	3.4
	United Kingdom	2.7
	China	1.8
	France	1.4
	Switzerland	1.2
	Germany	1.0
	Australia	0.9
	Hong Kong	0.9
	Taiwan	0.7
	Netherlands	0.6
	Sweden	0.6
	Italy	0.6
	Other	4.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $83,248 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,937,797	$533,634	$—
Capital goods	3,988,943	402,811	—
Communication services	3,075,166	448,638	—
Conglomerates	504,331	64,077	—
Consumer cyclicals	8,251,611	662,598	—
Consumer staples	6,645,582	619,468	—
Energy	3,187,288	153,917	—
Financials	10,827,117	1,512,994	—
Health care	8,038,237	348,754	—
Technology	14,471,173	1,475,171	—
Transportation	1,395,957	322,091	—
Utilities and power	2,413,600	41,073	—

Total common stocks	64,736,802	6,585,226	—
Investment companies	1,142,147	—	—
Purchased options outstanding	—	62,019	—
Warrants	—	226,577	—
Short-term investments	6,747,957	1,646,760	—

Totals by level	$72,626,906	$8,520,582	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(63,237)	$—
Futures contracts	(100,847)	—	—
Written options outstanding	—	(33,049)	—

Totals by level	$(100,847)	$(96,286)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$21,000
Purchased currency option contracts (contract amount)	$1,100,000
Written equity option contracts (contract amount)	$21,000
Written currency option contracts (contract amount)	$1,700,000
Futures contracts (number of contracts)	70
Forward currency contracts (contract amount)	$19,500,000
Warrants (number of warrants)	40,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com